Trade accounts receivable - net - Summary of Percentage of Main Clients of Company with Relation to Total of Trade Accounts Receivable (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Concesionaria Vuela Compania de Aviacion, S.A.P.I. de C.V. [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
% receivable of TUA	31.50%	20.30%	20.90%
% receivable of SAE	2.00%	2.20%	2.30%
Aeroenlaces Nacionales, S.A. de C.V. [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
% receivable of TUA	19.10%	20.10%	19.00%
% receivable of SAE	1.00%	0.10%	1.70%
Aerovias de Mexico, S.A. de C.V. [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
% receivable of TUA	8.00%	8.30%	7.50%
% receivable of SAE	0.50%	0.70%	0.60%
American Airlines [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
% receivable of TUA	0.20%	4.30%	3.50%
% receivable of SAE	0.20%	0.50%	1.90%